Shipbuilding Contracts (Detail) DWT in Thousands, $ in Millions		1 Months Ended		2 Months Ended
	Feb. 15, 2016 USD ($)	Dec. 31, 2013 contract	Apr. 30, 2013 subsidiary vessel contract DWT	Nov. 30, 2013 vessel	Mar. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries | subsidiary			4
STX [Member]
Property, Plant and Equipment [Line Items]
Number of shipbuilding contracts | contract		4	4
Option To Order Exercised [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				8
STX [Member]
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonne | DWT			113
Litigation settlement amount | $	$ 32.4
STX [Member] | Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			4
STX [Member] | Additional Order Option Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			12
Cash and cash equivalents [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed | $					$ 0.6	$ (0.6)